Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)(¹)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)(¹)(²)(³)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(¹)	Average Compensation Actually Paid to Non-PEO NEOs ($)(¹)(²)(³)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($) (in millions)	Adjusted EBITDA ($) (in millions)(⁵)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	14,371,811	22,774,290	2,398,133	4,045,664	122.99	216.19	80	292.0
2022	8,284,421	(1,211,534)	2,376,560	704,449	96.73	138.11	239	269.5
2021	7,498,179	17,225,866	1,941,710	3,750,040	148.53	191.60	161	294.8
2020	5,318,246	8,968,920	1,386,293	1,925,877	116.29	143.23	105	240.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Schuessler was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo
Guillermo Rospigliosi	Guillermo Rospigliosi	Luis A. Rodríguez	Guillermo Rospigliosi
Luis A. Rodríguez	Diego Viglianco	Diego Viglianco	Diego Viglianco
Miguel Vizcarrondo	Miguel Vizcarrondo	Miguel Vizcarrondo	Miguel Vizcarrondo

PEO Total Compensation Amount	$ 14,371,811	$ 8,284,421	$ 7,498,179	$ 5,318,246
PEO Actually Paid Compensation Amount	$ 22,774,290	(1,211,534)	17,225,866	8,968,920
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation table total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Change in Pension Value for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Pension Service Cost for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2023	14,371,811	—	(12,074,000)	—	20,476,479	22,774,290

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,398,133	—	(1,480,000)	—	3,127,531	4,045,664

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2023	16,307,511	3,439,082	—	729,886	—	—	20,476,479

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,364,661	627,049	—	135,821	—	—	3,127,531

Non-PEO NEO Average Total Compensation Amount	$ 2,398,133	2,376,560	1,941,710	1,386,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,045,664	704,449	3,750,040	1,925,877
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation table total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Change in Pension Value for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Pension Service Cost for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2023	14,371,811	—	(12,074,000)	—	20,476,479	22,774,290

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,398,133	—	(1,480,000)	—	3,127,531	4,045,664

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2023	16,307,511	3,439,082	—	729,886	—	—	20,476,479

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,364,661	627,049	—	135,821	—	—	3,127,531

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR period over the four (4) most recently completed fiscal years, and the S&P Composite 1500 Information Technology Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four (4) most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and adjusted EBITDA during the four (4) most recently completed fiscal years.

Tabular List, Table

Adjusted EBITDA
Adjusted Earnings Per Share
Revenue

Total Shareholder Return Amount	$ 122.99	96.73	148.53	116.29
Peer Group Total Shareholder Return Amount	216.19	138.11	191.60	143.23
Net Income (Loss)	$ 80,000,000	$ 239,000,000	$ 161,000,000	$ 105,000,000
Company Selected Measure Amount	292.0	269.5	294.8	240.5
PEO Name	Mr. Schuessler
Additional 402(v) Disclosure	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Composite 1500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA, which is a non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. We define “EBITDA” as earnings before interest, taxes, depreciation and amortization and “Adjusted EBITDA” as EBITDA further adjusted to exclude unusual items and other adjustments. See Appendix A for a reconciliation of GAAP and non-GAAP financial measures to our results, as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended on December 31, 2023. Adjusted EBITDA may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,074,000)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,476,479
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	16,307,511
PEO | Equity Awards In Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,439,082
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards In Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	729,886
PEO | Equity Awards In Prior Year, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,000)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,127,531
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,364,661
Non-PEO NEO | Equity Awards In Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	627,049
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards In Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	135,821
Non-PEO NEO | Equity Awards In Prior Year, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0